Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group. The key management personnel compensation of the Group was as follows for the years ended December 31:

	2020 $000s	2019 $000s	2018 $000s
As of December 31
Short-term employee benefits	4,833	5,543	3,998
Share-based payments	5,822	2,774	3,062
Total	10,656	8,317	7,060
Short-term employee benefits include salaries, health care and other non-cash benefits. Share-based payments are generally subject to vesting terms over future periods.

Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as at December 31, 2020:

	Business Name (Share Class)	Number of shares held as of December 31, 2020	Number of options held as of December 31, 2020	Ownership Interest¹
Directors:
Ms Daphne Zohar²	Gelesis (Common)	59,443	1,339,114	5.10%
Dame Marjorie Scardino	—	—	—	—%
Kiran Mazumdar-Shaw	—	—	—	—%
Dr Robert Langer	Entrega (Common)	—	332,500	4.24%
	Alivio (Common)	—	1,575,000	6.14%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	3.00%
	Gelesis (Common)	—	20,000	0.10%

Dr John LaMattina[4]	Akili (Series A-2 Preferred)	37,372	—	0.15%
	Akili (Series C Preferred)	11,755	—	0.05%
	Gelesis (Common)[4]	51,070	—	0.20%
	Gelesis (Common)[5]	—	83,050	0.30%
	Gelesis (Series A-1 Preferred)[4]	49,253	—	0.20%
	Vedanta Biosciences (Common)	—	25,000	0.22%
Mr Christopher Viehbacher	—	—	—	—%
Mr Stephen Muniz	Gelesis (Common)[5]	—	20,000	0.10%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)[5]	10,000	—	0.04%
Dr Eric Elenko	—	—	—	—%
Dr Joep Muijrers	—	—	—	—%
Dr. George Farmer	—	—	—	—%
Dr Joseph Bolen	Vor (Common)	—	125,000	0.04%
1    Ownership interests as of December 31, 2020 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Common shares and options held by Yishai Zohar, who is the husband of Ms. Zohar. Ms. Zohar does not have any direct interest in the share capital of Gelesis. Ms Zohar recuses herself from any and all material decisions with regard to Gelesis.
3    Shares held through Dr Bennett Shapiro and Ms Fredericka F. Shapiro, Joint Tenants with Right of Survivorship.
4    Dr John and Ms Mary LaMattina hold 50,540 shares of common shares and 49,524 shares of Series A-1 preferred shares in Gelesis. Individually, Dr LaMattina holds 530 shares of Gelesis and convertible notes issued by Appeering in the aggregate principal amount of $50,000.
5 Options to purchase the listed shares were granted in connection with the service on such founded entity’s Board of Directors and any value realized therefrom shall be assigned to PureTech Health, LLC.